Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable Convertible Preferred Shares
Schedule of movements in redeemable convertible preferred shares

	Series A-2	Series B	Series C
	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Total
Balance as of January 1, 2019	102,743	446,889	2,193,512	2,743,144

Redemption value accretion	3,041	15,642	97,625	116,308
Foreign currency translation adjustment	2,747	11,870	59,017	73,634
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)	(474,401)	(2,350,154)	(2,933,086)
Balance as of December 31, 2019, 2020, 2021 and 2022	—	—	—	—